CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net loss	¥ (926,950)	$ (134,820)	¥ (918,714)	¥ (253,567)
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	127,586	18,557	(8,759)
Total comprehensive loss	(799,364)	(116,263)	(927,473)	(253,567)
Less: comprehensive (loss)/income attributable to noncontrolling interest	72	10	(136)
Comprehensive loss attributable to Sunlands Technology Group	¥ (799,436)	$ (116,273)	¥ (927,337)	¥ (253,567)